Selected Quarterly Financial Data (Unaudited) Narrative (Details) - USD ($) $ in Thousands	1 Months Ended		3 Months Ended								12 Months Ended
	Sep. 30, 2015	Feb. 28, 2015	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Quarterly operating results
Revenues			$ 167,912	$ 156,241	$ 158,291	$ 142,718	$ 151,463	$ 136,936	$ 133,306	$ 119,638	$ 625,162	$ 541,343	$ 441,372
Stock-based compensation expense											22,954	3,399	2,492
Loss on extinguishment of debt											16,417	4,084	21,524
Impairment of intangible assets	$ 27,826											27,826	74,034
Gain from collection of fully reserved note receivable												900
Gain on discontinued operations, net of tax												559
Customer relationships
Quarterly operating results
Impairment of intangible assets													74,034
Discontinued operations sold | Business disposed of in 2012
Quarterly operating results
Gain from collection of fully reserved note receivable		$ 900								900
Gain on discontinued operations, net of tax										$ 559
Initial Second Lien Credit Facilities
Quarterly operating results
Loss on extinguishment of debt					7,068						7,068
Initial Secured Credit Facilities
Quarterly operating results
Loss on extinguishment of debt				9,349							9,349
Initial First Lien Credit Facilities
Quarterly operating results
Loss on extinguishment of debt									$ 4,084			4,084
Healthcare
Quarterly operating results
Revenues											552,041	$ 467,044	$ 359,842
Healthcare | Special projects
Quarterly operating results
Revenues					5,000
Stock options
Quarterly operating results
Stock-based compensation expense related to accelerated vesting					$ 2,257						2,257
Performance-based stock options
Quarterly operating results
Stock-based compensation expense				$ 15,898							$ 15,898